                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 02258
                                                     ----------

                             Boston Income Portfolio
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

BOSTON INCOME PORTFOLIO as of September 30, 2003

PORTFOLIO OF INVESTMENTS

Senior, Floating Rate Interests -- 1.8%(1)(2)

                                                                 PRINCIPAL
SECURITY                                                         AMOUNT            VALUE
--------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.3%

Century Cable Holdings, LLC, Term Loan,
Maturing 12/31/09                                                $     2,500,000   $     2,123,750
Century Cable Holdings, Term Loan B,
Maturing 6/30/09                                                         850,000           737,527
Olympus Cable Holdings, LLC, Term Loan A,
Maturing 6/30/10                                                       1,000,000           875,313
--------------------------------------------------------------------------------------------------
                                                                                   $     3,736,590
--------------------------------------------------------------------------------------------------

CHEMICALS -- 0.6%

Huntsman Co., LLC, Term A, Maturing 3/31/07                            5,037,157   $     4,638,380
Huntsman Co., LLC, Term B, Maturing 3/31/07                            3,604,364         3,319,017
--------------------------------------------------------------------------------------------------
                                                                                   $     7,957,397
--------------------------------------------------------------------------------------------------

FOODS -- 0.3%

New World Pasta, Term Loan B, Maturing 1/28/06                         4,687,728   $     4,148,640
--------------------------------------------------------------------------------------------------
                                                                                   $     4,148,640
--------------------------------------------------------------------------------------------------

UTILITIES -- 0.1%

Mirant Corp., Revolving Term Loan,
Maturing 7/16/06(3)                                                    2,400,000   $     1,281,000
--------------------------------------------------------------------------------------------------
                                                                                   $     1,281,000
--------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.5%

IPCS Wireless, Revolving Loan,
Maturing 6/30/08(3)(4)(5)                                              4,490,945   $     3,309,827
IPCS Wireless, Term Loan B, Maturing 6/30/08(3)(4)                     2,413,883         1,779,032
Level 3 Communications, Inc., Term Loan A,
Maturing 9/30/07                                                       1,000,000           993,750
Level 3 Communications, Inc., Term Loan B,
Maturing 1/15/08                                                       1,500,000         1,496,250
--------------------------------------------------------------------------------------------------
                                                                                   $     7,578,859
--------------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $26,095,085)                                                   $    24,702,486
--------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES --  90.4%

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.9%

Armor Holdings Inc., Sr. Sub. Notes,
8.25%, 8/15/13(6)                                                $         2,410   $     2,560,625
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                                           9,450        10,253,250
--------------------------------------------------------------------------------------------------
                                                                                   $    12,813,875
--------------------------------------------------------------------------------------------------

AIRLINES -- 2.5%

American Airlines, 7.80%, 10/1/06                                          5,185   $     3,824,566
American Airlines, 7.858%, 10/1/11                                         1,535         1,546,282
Continental Airlines, 7.033%, 6/15/11                                      4,513         3,442,708
Continental Airlines, 7.08%, 11/1/04                                         500           483,207
Continental Airlines, 7.434%, 9/15/04                                      2,510         2,353,320
Continental Airlines, 8.00%, 12/15/05                                      9,645         8,897,512
Delta Air Lines, 6.65%, 3/15/04                                            5,445         5,349,712
Delta Air Lines, 7.70%, 12/15/05                                           2,550         2,282,250
Delta Air Lines, 8.30%, 12/15/29                                           1,125           731,250
Northwest Airlines, Inc., 8.52%, 4/7/04                                      740           717,800
Northwest Airlines, Inc., 8.875%, 6/1/06                                   2,415         1,865,587
Northwest Airlines, Inc., Sr. Notes, 9.875%, 3/15/07                       3,635         2,817,125
--------------------------------------------------------------------------------------------------
                                                                                   $    34,311,319
--------------------------------------------------------------------------------------------------

APPAREL -- 1.3%

GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07                       1,500   $     1,297,500
Perry Ellis International, Inc., Sr. Sub. Notes,
8.875%, 9/15/13(6)                                                         2,345         2,403,625
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13(6)                          4,000         4,210,000
Tropical Sportswear International, 11.00%, 6/15/08                         1,300         1,261,000
William Carter, Series B, 10.875%, 8/15/11                                 7,445         8,338,400
--------------------------------------------------------------------------------------------------
                                                                                   $    17,510,525
--------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 2.3%

CSK Auto, Inc., 12.00%, 6/15/06                                            4,730   $     5,309,425
Dana Corp., 10.125%, 3/15/10                                               8,195         9,198,887
R.J. Tower Corp., Sr. Notes, 12.00%, 6/1/13(6)                             1,680         1,713,600
Rexnord Corp., 10.125%, 12/15/12                                           1,485         1,655,775
Tenneco Automotive, Inc., Series B,
11.625%, 10/15/09                                                          6,105         6,043,950
Tenneco Automotive, Inc., Sr. Notes,
10.25%, 7/15/13(6)                                                         1,535         1,673,150

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
AUTO AND PARTS (CONTINUED)

TRW Automotive, Inc., Sr. Sub. Notes,
11.00%, 2/15/13(6)                                               $         3,270   $     3,825,900
United Components, Inc., Sr. Sub. Notes,
9.375%, 6/15/13(6)                                                         1,895         1,980,275
--------------------------------------------------------------------------------------------------
                                                                                   $    31,400,962
--------------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 8.4%

Adelphia Communications, Sr. Notes, Series B,
9.25%, 10/1/02(3)                                                          6,390   $     4,409,100
Avalon Cable Holdings, LLC, Sr. Disc. Notes,
11.875%, (0% until 2003), 12/1/08                                          6,805         7,009,150
Charter Communication Holdings, Sr. Disc. Notes,
9.92%, (0% until 2004), 4/1/11                                             1,685         1,200,562
Charter Communication Holdings, Sr. Disc. Notes,
12.125%, (0% until 2007), 1/15/12                                            415           215,800
Charter Communication Holdings, Sr. Disc. Notes,
13.50%, (0% until 2007), 1/15/11                                           9,340         5,884,200
Charter Communication Holdings, Sr. Notes,
8.25%, 4/1/07                                                                835           713,925
Charter Communication Holdings, Sr. Notes,
8.625%, 4/1/09                                                             8,080         6,221,600
Charter Communication Holdings, Sr. Notes,
10.00%, 4/1/09                                                             5,380         4,277,100
Charter Communication Holdings, Sr. Notes,
10.00%, 5/15/11                                                            5,510         4,228,925
Charter Communication Holdings, Sr. Notes,
10.75%, 10/1/09                                                            1,325         1,089,812
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07                               15            15,412
CSC Holdings, Inc., Sr. Sub. Debs., 9.875%, 4/1/23                         1,000         1,035,000
CSC Holdings, Inc., Sr. Sub. Notes, 9.875%, 2/15/13                        2,925         3,060,281
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16                        6,085         6,723,925
Dex Media East LLC/FIN, 9.875%, 11/15/09                                   1,175         1,336,562
Dex Media West LLC, Sr. Sub. Notes,
9.875%, 8/15/13(6)                                                         7,590         8,614,650
DirecTV Holdings/Finance, Sr. Notes, 8.375%,
3/15/13(6)                                                                 1,415         1,602,487
Echostar DBS Corp., Sr. Notes, 9.125%, 1/15/09                               231           262,762
Granite Broadcasting Corp., Sr. Sub. Notes,
9.375%, 12/1/05                                                              655           639,444
Granite Broadcasting Corp., Sr. Sub. Notes,
10.375%, 5/15/05                                                           6,253         6,190,371
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                                           11,125         8,204,687
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                                                16            15,240
Muzak Holdings LLC, 9.875%, 3/15/09                              $         3,335   $     3,168,250
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                                           2,812         2,263,660
Muzak LLC/Muzak Finance, Sr. Notes,
10.00%, 2/15/09                                                            4,135         4,341,750
Nexstar Finance Holdings LLC, Inc.,
12.00%, 4/1/08                                                               605           680,625
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes,
11.375%, (0% until 2008), 4/1/13                                           4,960         3,496,800
Nextmedia Operating, Inc., 10.75%, 7/1/11                                  1,475         1,659,375
Paxson Communications Corp., 10.75%, 7/15/08                               4,650         4,934,812
Paxson Communications Corp.,
12.25%, (0% until 2006), 1/15/09                                           2,275         1,814,312
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                                             280           222,600
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                                             1,275         1,013,625
Pegasus Communications Corp., Sr. Notes,
11.25%, 1/15/10(6)                                                        13,560        10,780,200
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                                             1,035           833,175
Pegasus Satellite, 12.375%, 8/1/06                                         3,745         3,014,725
Telewest Communication PLC, Sr. Debs.,
11.00%, 10/1/07(3)                                                         1,090           536,825
Telewest Communication PLC, Sr. Disc. Notes,
9.25%, (0% until 2004), 4/15/09                                            6,860         2,709,700
--------------------------------------------------------------------------------------------------
                                                                                   $   114,421,429
--------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION - MISCELLANEOUS -- 0.4%

Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08(6)                       5,570         5,737,100
--------------------------------------------------------------------------------------------------
                                                                                   $     5,737,100
--------------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.1%

Associated Materials, Inc., 9.75%, 4/15/12                                 1,595   $     1,694,687
Koppers, Inc., Sr. Notes, 9.875%, 10/15/13(6)                              2,335         2,335,000
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                                          3,085         3,601,737
Owens Corning, 7.50%, 8/1/18(3)                                            3,380         1,542,125
Owens Corning, 7.70%, 5/1/08(3)                                            3,155         1,439,469
Resolution Performance, Sr. Notes, 9.50%, 4/15/10                          3,290         3,372,250
Resolution Performance, Sr. Sub. Notes,
13.50%, 11/15/10                                                           1,235         1,111,500
--------------------------------------------------------------------------------------------------
                                                                                   $    15,096,768
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
BUSINESS SERVICES - MISCELLANEOUS -- 3.1%

Advanstar Communications, 10.75%, 8/15/10(6)                     $         5,555   $     5,763,312
Advanstar Communications, 10.75%, 8/15/10(6)                               1,680         1,743,000
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10                                     430           460,100
Mobile Mini, Inc., Sr. Notes, 9.50%, 7/1/13(6)                             1,835         1,972,625
Norcross Safety Products, Sr. Sub. Notes,
9.875%, 8/15/11(6)                                                         5,920         6,275,200
R.H. Donnelley Finance Corp., Sr. Notes,
8.875%, 12/15/10(6)                                                            5             5,625
R.H. Donnelley Finance Corp., Sr. Sub. Notes,
10.875%, 12/15/12(6)                                                       4,290         5,083,650
R.H. Donnelley Finance Corp., Sr. Sub. Notes,
10.875%, 12/15/12                                                          1,430         1,694,550
Synagro Technologies, Inc., Sr. Sub. Notes,
9.50%, 4/1/09                                                              1,060         1,166,000
United Rentals, Inc., Series B, 10.75%, 4/15/08                              240           267,000
Universal City Development, Sr. Notes,
11.75%, 4/1/10(6)                                                         14,335        16,198,550
Williams Scotsman, Inc., Sr. Notes,
10.00%, 8/15/08(6)                                                         1,670         1,786,900
--------------------------------------------------------------------------------------------------
                                                                                   $    42,416,512
--------------------------------------------------------------------------------------------------

CHEMICALS -- 5.0%

Acetex Corp., Sr. Notes, 10.875%, 8/1/09(6)                                1,560   $     1,735,500
Avecia Group PLC, 11.00%, 7/1/09                                           4,746         4,176,480
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11(6)                          12,550        12,487,250
Hercules, Inc., 11.125%, 11/15/07                                          3,390         3,932,400
HMP Equity Holdings Corp., Sr. Disc. Notes,
0.00%, 5/15/08(6)                                                          3,755         1,839,950
Huntsman Adventure Materials, Sr. Notes,
11.00%, 7/15/10(6)                                                         3,595         3,756,775
Huntsman Co., LLC, 11.625%, 10/15/10(6)                                    2,260         2,214,800
Huntsman Co., LLC, Sr. Notes, 9.875%, 3/1/09(6)                            2,010         2,120,550
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13(6)                           11,780        12,251,200
Lyondell Chemical Co., 9.50%, 12/15/08                                       925           860,250
Lyondell Chemical Co., 9.50%, 12/15/08                                     2,780         2,585,400
Lyondell Chemical Co., 11.125%, 7/15/12                                    3,745         3,688,825
Methanex Corp., Sr. Notes, 8.75%, 8/15/12                                  2,330         2,516,400
Noveon, Inc., 11.00%, 2/28/11                                              1,140         1,293,900
OM Group, Inc., 9.25%, 12/15/11                                            9,985         9,960,037
Rockwood Specialties Corp., Sr. Sub. Notes,
10.625%, 5/15/11(6)                                                        2,170         2,321,900
Texas Petrochemical Corp., Sr. Sub. Notes,
11.125%, 7/1/06(3)                                                         2,330           664,050
--------------------------------------------------------------------------------------------------
                                                                                   $    68,405,667
--------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.8%

Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                                 $         3,600   $     3,694,500
Fedders North America, 9.375%, 8/15/07                                     4,460         4,125,500
Fedders North America, Series B, 9.375%, 8/15/07                           2,050         1,896,250
Hockey Co., 11.25%, 4/15/09                                                6,470         7,351,537
Interline Brands, Inc., Sr. Sub. Notes,
11.50%, 5/15/11(6)                                                         2,995         3,234,600
Playtex Products, Inc., 9.375%, 6/1/11                                     2,171         2,095,015
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13(6)                           1,995         2,064,825
--------------------------------------------------------------------------------------------------
                                                                                   $    24,462,227
--------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 2.9%

BWAY Corp., Sr. Sub. Notes, 10.00%, 10/15/10(6)                            1,865   $     2,023,525
Consolidated Container Co., Sr. Sub Notes,
10.125%, 7/15/09                                                           2,025         1,032,750
Crown Holdings SA, 9.50%, 3/1/11(6)                                        1,545         1,668,600
Crown Holdings SA, 10.875%, 3/1/13(6)                                     13,895        15,388,712
Graham Packaging Co., 8.75%, 1/15/08                                         820           842,550
Graham Packaging Co., Sr. Disc. Notes, Series B,
10.75%, 1/15/09                                                            1,400         1,442,000
Graphic Packaging International, Sr. Sub. Notes,
9.50%, 8/15/13(6)                                                          1,200         1,323,000
Jefferson Smurfit, 8.25%, 10/1/12                                          3,120         3,276,000
Owens-Brockway Glass Container, 8.25%, 5/15/13                             5,000         5,125,000
Pliant Corp., Sr. Notes, 11.125%, 9/1/09(6)                                4,500         4,860,000
U.S. Can Corp., Sr. Notes, 10.875%, 7/15/10(6)                             2,155         2,192,712
--------------------------------------------------------------------------------------------------
                                                                                   $    39,174,849
--------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.3%

Danka Business Systems, Sr. Notes,
11.00%, 6/15/10(6)                                                         2,700   $     2,497,500
Hexcel Corp., 9.875%, 10/1/08                                              1,130         1,251,475
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09                                 930           974,175
--------------------------------------------------------------------------------------------------
                                                                                   $     4,723,150
--------------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.4%

Digitalnet, Inc., Sr. Notes, 9.00%, 7/15/10(6)                             4,170   $     4,441,050
Wesco Distribution, Inc., 9.125%, 6/1/08                                   1,200         1,200,000
--------------------------------------------------------------------------------------------------
                                                                                   $     5,641,050
--------------------------------------------------------------------------------------------------

ENERGY SERVICES -- 2.3%

Hornbeck Leevac Marine Service, Sr. Notes,
10.625%, 8/1/08                                                            1,957   $     2,157,592

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
ENERGY SERVICES (CONTINUED)

Port Arthur Finance Corp., 12.50%, 1/15/09                       $        10,564   $    12,306,478
Sierra Pacific Resources, Sr. Notes, 8.75%, 5/15/05                       14,565        13,654,687
Trico Marine Services, 8.875%, 5/15/12                                     5,395         3,965,325
--------------------------------------------------------------------------------------------------
                                                                                   $    32,084,082
--------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 3.1%

AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 9/1/08                                                             4,010   $     4,461,125
Carmike Cinemas, 10.375%, 2/1/09                                           6,467         6,822,685
Hollywood Entertainment, 9.625%, 3/15/11                                   8,175         8,931,188
Premier Parks, Inc., Sr. Notes, 9.75%, 6/15/07                             3,025         2,987,188
Royal Caribbean Cruises, Sr. Debs., 7.25%, 3/15/18                         1,660         1,543,800
Royal Caribbean Cruises, Sr. Notes, 8.00%, 5/15/10                         4,965         5,262,900
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11                          8,660         9,482,700
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10                                 3,532         3,258,270
Six Flags, Inc., Sr. Notes, 9.50%, 2/1/09                                    335           320,763
--------------------------------------------------------------------------------------------------
                                                                                   $    43,070,619
--------------------------------------------------------------------------------------------------

FOODS -- 3.2%

American Seafood Group LLC, 10.125%, 4/15/10                               6,115   $     7,185,125
B&G Foods, Inc., 9.625%, 8/1/07                                              115           118,450
Burns Philip Capital, Sr. Notes, 9.50%, 11/15/10(6)                        2,830         2,971,500
Burns Philip Capital, Sr. Sub Notes,
10.75%, 2/15/11(6)                                                         4,220         4,431,000
Doane Pet Care Co., 10.75%, 3/1/10                                         2,110         2,331,550
Dole Foods Co., Sr. Notes, 8.875%, 3/15/11                                 2,625         2,808,750
Luigino's, Inc., Sr. Sub. Notes, 10.00%, 2/1/06                            3,175         3,254,375
Merisant Co., Sr. Notes, 9.50%, 7/15/13(6)                                 3,680         3,956,000
Michael Foods, 11.75%, 4/1/11                                              4,535         5,328,625
New World Pasta Company, 9.25%, 2/15/09                                    5,372         1,450,440
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                                             4,273         4,700,300
Reddy Ice Group, Inc., Sr. Sub. Notes,
8.875%, 8/1/11(6)                                                          2,295         2,412,619
Seminis Vegetable Seeds, Sr. Sub. Notes,
10.25%, 10/1/13(6)                                                         2,020         2,166,450
--------------------------------------------------------------------------------------------------
                                                                                   $    43,115,184
--------------------------------------------------------------------------------------------------

GAMING -- 1.0%

Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(6)                              6,630   $     8,171,475
Penn National Gaming, Inc., 11.125%, 3/1/08                                4,485         5,051,231
--------------------------------------------------------------------------------------------------
                                                                                   $    13,222,706
--------------------------------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 0.5%

Bally Total Fitness Holdings., Sr. Notes,
10.50%, 7/15/11(6)                                               $         6,060   $     6,408,450
--------------------------------------------------------------------------------------------------
                                                                                   $     6,408,450
--------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 3.1%

Alliance Imaging, Sr. Sub. Notes, 10.375%, 4/15/11                           735   $       768,075
Ardent Health Services, Sr. Sub. Notes,
10.00%, 8/15/13(6)                                                         5,075         5,341,438
Concentra Operating Corp., Sr. Notes,
9.50%, 8/15/10(6)                                                          1,595         1,674,750
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(3)(6)                                                     2,595         2,776,650
Pacificare Health System, 10.75%, 6/1/09                                   5,160         5,959,800
Quintiles Transnational, Sr. Sub. Notes,
10.00%, 10/1/13(6)                                                        10,060        10,437,250
Rotech Healthcare, Inc., 9.50%, 4/1/12                                     4,545         4,817,700
Vanguard Health Systems, 9.75%, 8/1/11                                     9,280         9,929,600
--------------------------------------------------------------------------------------------------
                                                                                   $    41,705,263
--------------------------------------------------------------------------------------------------

LODGING -- 0.5%

Felcor Lodging, 10.00%, 9/15/08                                            3,400   $     3,672,000
Host Marriott L.P., 9.25%, 10/1/07                                         1,200         1,315,500
Host Marriott L.P., Series I, 9.50%, 1/15/07                               1,885         2,073,500
--------------------------------------------------------------------------------------------------
                                                                                   $     7,061,000
--------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 4.4%

Ameristar Casinos, Inc., 10.75%, 2/15/09                                   2,110   $     2,410,675
Boyd Gaming Corp., Sr. Sub. Notes, 8.75%, 4/15/12                          2,400         2,613,000
Hollywood Casino Shreveport, First Mortgage Bonds,
13.00%, 8/1/06(3)                                                          2,560         1,884,800
Majestic Star LLC, 10.875%, 7/1/06                                         7,455         7,897,678
Majestic Star LLC, Sr. Notes, 9.50%, 10/15/10(6)                           7,525         7,769,563
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                                               860           993,300
MGM Grand, Inc., 9.75%, 6/1/07                                             1,150         1,306,688
MTR Gaming Group, Series B, 9.75%, 4/1/10                                  2,570         2,685,650
Park Place Entertainment, Sr. Sub. Notes,
8.875%, 9/15/08                                                              140           155,400
Sun International Hotels, Sr. Sub. Notes,
8.875%, 8/15/11                                                            6,360         6,924,450
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10                          10,205        11,684,725
Waterford Gaming LLC, Sr. Notes, 8.625%,
9/15/12(6)                                                                13,328        13,994,400
--------------------------------------------------------------------------------------------------
                                                                                   $    60,320,329
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
MACHINERY -- 1.4%

Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11(6)              $         4,450   $     4,806,000
Flowserve Corp., 12.25%, 8/15/10                                           2,422         2,809,520
Manitowoc Co., Inc. (The), 10.50%, 8/1/12                                  1,180         1,351,100
Terex Corp., 9.25%, 7/15/11                                                2,040         2,244,000
Terex Corp., 10.375%, 4/1/11                                               7,600         8,550,000
--------------------------------------------------------------------------------------------------
                                                                                   $    19,760,620
--------------------------------------------------------------------------------------------------

MANUFACTURING -- 2.5%

Amsted Industries, Inc., Sr. Notes, 10.25%,
10/15/11(6)                                                                9,085   $     9,823,156
Avondale Mills Inc., Sr. Sub. Notes, 10.25%,
7/1/13(6)                                                                  2,835         2,523,150
Dresser, Inc., 9.375%, 4/15/11                                             4,170         4,399,350
Foamex L.P./Capital Corp., 10.75%, 4/1/09                                  3,115         2,795,713
Jacuzzi Brands, Inc., Sr. Notes, 9.625%, 7/1/10(6)                         1,460         1,522,050
Motors and Gears, Inc., Sr. Notes, 10.75%, 11/15/06                        1,275           975,375
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11(6)                      5,805         6,211,350
Roller Bearing Holdings Co., Sr. Disc. Notes,
13.00%, 6/15/09(6)                                                         3,467         3,206,975
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10                                1,835         1,807,475
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(3)                         3,683           718,185
--------------------------------------------------------------------------------------------------
                                                                                   $    33,982,779
--------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.5%

Medquest, Inc., 11.875%, 8/15/12                                           6,770   $     7,176,200
--------------------------------------------------------------------------------------------------
                                                                                   $     7,176,200
--------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.3%

United States Steel LLC, Sr. Notes, 9.75%, 5/15/10                         2,140   $     2,204,200
United States Steel LLC, Sr. Notes, 10.75%, 8/1/08                         2,115         2,263,050
--------------------------------------------------------------------------------------------------
                                                                                   $     4,467,250
--------------------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.5%

Lucent Technologies, Inc., Debs., 6.45%, 3/15/29                           5,045   $     3,512,581
Lucent Technologies, Inc., Debs., 6.50%, 1/15/28                           4,565         3,166,969
--------------------------------------------------------------------------------------------------
                                                                                   $     6,679,550
--------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 6.3%

ANR Pipeline Co., 8.875%, 3/15/10                                          1,575   $     1,693,125
Clark R&M, Inc., Sr. Notes, 8.375%, 11/15/07                                 505           517,625
Clark R&M, Inc., Sr. Sub. Notes, 8.875%, 11/15/07                          1,380         1,414,500
DI Industries, Inc., (Grey Wolf, Inc.), Sr. Notes,
8.875%, 7/1/07                                                   $           274   $       280,850
Dynegy Holdings, Inc., Sr. Notes, 6.875%, 4/1/11                          10,060         8,475,550
Dynegy Holdings, Inc., Sr. Notes, 8.75%, 2/15/12                           2,890         2,658,800
Dynegy Holdings, Inc., Sr. Notes, 10.125%,
7/15/13(6)                                                                13,520        14,331,200
Grant Geophysical, Inc., Sr. Notes, Series B,
9.75%, 2/15/08(3)(4)                                                       1,000           110,000
Gulfterra Energy Partner, 10.625%, 12/1/12                                 1,305         1,536,638
Gulfterra Energy Partner, Series B, 8.50%, 6/1/10                          3,370         3,648,025
Key Energy Services, Inc., 14.00%, 1/15/09                                   615           673,425
NGC Corp., Sr. Debs., 7.625%, 10/15/26                                       850           646,000
Northwest Pipeline Corp., 8.125%, 3/1/10                                   2,490         2,714,100
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13                           4,775         5,276,375
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08                               3,459         2,438,595
SESI, LLC, 8.875%, 5/15/11                                                 8,912         9,491,280
Southern Natural Gas, 8.00%, 3/1/32                                        3,345         3,269,738
Southern Natural Gas, 8.875%, 3/15/10                                      1,180         1,268,500
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%,
6/1/10(6)                                                                  8,000         8,560,000
Williams Cos., Inc. (The), 7.875%, 1/15/06                                 5,245         5,297,450
Williams Cos., Inc., Sr. Notes, 8.625%, 6/1/10                            11,605        12,388,338
--------------------------------------------------------------------------------------------------
                                                                                   $    86,690,114
--------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 1.6%

Abraxas Petroleum Corp., (PIK), 11.50%, 5/1/07                             4,921   $     2,903,353
Comstock Resources, Inc., 11.25%, 5/1/07                                   6,610         7,204,900
Continental Resources, 10.25%, 8/1/08                                      4,440         4,373,400
El Paso Partners, 8.50%, 6/1/11                                            2,220         2,403,150
Grey Wolf, Inc., Series C, 8.875%, 7/1/07                                    158           161,950
Petrobras International Finance, Sr. Notes,
9.125%, 7/2/13                                                             2,255         2,311,375
Plains E&P Co., 8.75%, 7/1/12                                              2,580         2,773,500
--------------------------------------------------------------------------------------------------
                                                                                   $    22,131,628
--------------------------------------------------------------------------------------------------

OIL AND GAS - REFINING -- 0.0%

Western Gas Resources, 10.00%, 6/15/09                                       300   $       318,750
--------------------------------------------------------------------------------------------------
                                                                                   $       318,750
--------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.6%

Georgia-Pacific Corp., 9.375%, 2/1/13                                      5,745   $     6,441,581
Georgia-Pacific Corp., 9.50%, 12/1/11                                      4,485         4,989,563
Georgia-Pacific Corp., 9.50%, 5/15/22                                      1,940         1,959,400

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS (CONTINUED)

Longview Fibre Co., Sr. Sub. Notes, 10.00%, 1/15/09              $         2,535   $     2,826,525
MDP Acquisitions/JSG Funding PLC, Sr. Notes,
9.625%, 10/1/12                                                            5,465         6,011,500
--------------------------------------------------------------------------------------------------
                                                                                   $    22,228,569
--------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.8%

Merrill Corp., Series A, (PIK), 12.00%, 5/1/09(4)                            324   $       288,102
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09(4)                          2,618         2,078,333
Xerox Capital Trust, 8.00%, 2/1/27                                        10,200         8,670,000
Xerox Corp., Sr. Notes, 7.125%, 6/15/10                                       65            64,838
--------------------------------------------------------------------------------------------------
                                                                                   $    11,101,273
--------------------------------------------------------------------------------------------------

PRINTING OR PUBLISHING - DIVERSIFICATION -- 0.7%

Hollinger Participation, Sr. Notes, (PIK),
12.125%, 11/15/10(6)                                                       8,228   $     9,307,868
--------------------------------------------------------------------------------------------------
                                                                                   $     9,307,868
--------------------------------------------------------------------------------------------------

PUBLISHING -- 1.3%

American Media, Inc., Series B, 10.25%, 5/1/09                             3,366   $     3,614,243
Canwest Media, Inc., Sr. Sub. Notes, 10.625%,
5/15/11                                                                    5,050         5,757,000
CBD Media/CBD Finance, Sr. Sub. Notes, 8.625%,
6/1/11(6)                                                                  2,350         2,508,625
Liberty Group Operating, 9.375%, 2/1/08                                    5,275         5,275,000
--------------------------------------------------------------------------------------------------
                                                                                   $    17,154,868
--------------------------------------------------------------------------------------------------

REITS -- 0.2%

CBRE Escrow, Inc., Sr. Notes, 9.75%, 5/15/10(6)                            2,150   $     2,338,125
--------------------------------------------------------------------------------------------------
                                                                                   $     2,338,125
--------------------------------------------------------------------------------------------------

RETAIL -- 0.5%

PCA LLC/PCA Finance Corp., Sr. Notes, 11.875%,
8/1/09                                                                     5,887   $     6,446,265
--------------------------------------------------------------------------------------------------
                                                                                   $     6,446,265
--------------------------------------------------------------------------------------------------

RETAIL - APPAREL -- 0.8%

Mothers Work, Inc., 11.25%, 8/1/10                                         6,140   $     6,815,400
Payless Shoesource, Inc., Sr. Sub. Notes, 8.25%,
8/1/13(6)                                                                  3,620         3,692,400
--------------------------------------------------------------------------------------------------
                                                                                   $    10,507,800
--------------------------------------------------------------------------------------------------

RETAIL - GENERAL -- 0.4%

Jafra Cosmetics International, 10.75%, 5/15/11                   $         2,125   $     2,316,250
Shopko Stores, Inc., Sr. Notes, 9.25%, 3/15/22                             2,785         2,603,975
Tuesday Morning Corp., Sr. Sub. Notes, 11.00%,
12/15/07                                                                      48            49,740
--------------------------------------------------------------------------------------------------
                                                                                   $     4,969,965
--------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 2.5%

AMI Semiconductor, Inc., 10.75%, 2/1/13                                    4,290   $     4,869,150
Amkor Technologies, Inc., 5.00%, 3/15/07                                   1,195         1,093,425
Amkor Technologies, Inc., 5.75%, 6/1/06                                    1,195         1,142,719
Amkor Technologies, Inc., Sr. Notes, 9.25%, 2/15/08                          325           352,625
Amkor Technologies, Inc., Sr. Sub. Notes, 10.50%,
5/1/09                                                                     3,325         3,557,750
Chippac International Ltd., 12.75%, 8/1/09                                 5,560         6,227,200
ON Semiconductor Corp., 13.00%, 5/15/08                                   12,210        13,980,450
SCG Holding & Semiconductor Corp., 12.00%,
8/1/09                                                                     3,415         3,577,213
--------------------------------------------------------------------------------------------------
                                                                                   $    34,800,532
--------------------------------------------------------------------------------------------------

SERVICES -- 0.0%

Coyne International Enterprises, Sr. Sub. Notes, 11.25%,
6/1/08                                                                       840   $       592,200
--------------------------------------------------------------------------------------------------
                                                                                   $       592,200
--------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.3%

Marconi Corp. PLC, Series A, 8.00%, 4/30/08(6)                             5,755   $     5,599,264
Nortel Networks Ltd., 4.25%, 9/1/08                                       12,680        11,538,800
--------------------------------------------------------------------------------------------------
                                                                                   $    17,138,064
--------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Petroleum Helicopters, Series B, 9.375%, 5/1/09                              205   $       224,475
QDI LLC, (PIK), 12.50%, 6/15/08(4)                                           273           109,200
QDI LLC, Jr. Sub. Notes, (PIK), 12.00%, 6/15/09(4)(6)                         67            10,063
--------------------------------------------------------------------------------------------------
                                                                                   $       343,738
--------------------------------------------------------------------------------------------------

UTILITIES -- 2.6%

AES Eastern Energy, Series 99-A, 9.00%, 1/2/17                             3,118   $     3,213,521
El Paso Corp., Sr. Notes, 7.00%, 5/15/11                                  12,070        10,018,100
Illinois Power, 7.50%, 6/15/09                                             3,190         3,397,350
National Waterworks, Inc., Series B, 10.50%, 12/1/12                       2,600         2,853,500
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10                     14,185        16,099,975
--------------------------------------------------------------------------------------------------
                                                                                   $    35,582,446
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
UTILITY - ELECTRIC POWER GENERATION -- 4.5%

AES Corp., 10.00%, 7/15/05(6)                                    $         2,011   $     2,081,385
AES Corp., Sr. Notes, 8.75%, 6/15/08                                       5,816         5,859,620
AES Corp., Sr. Notes, 8.75%, 5/15/13(6)                                    6,180         6,519,900
AES Corp., Sr. Notes, 8.875%, 2/15/11                                        322           322,000
AES Corp., Sr. Notes, 9.00%, 5/15/15(6)                                    1,890         2,008,125
AES Corp., Sr. Notes, 9.375%, 9/15/10                                      1,946         1,994,650
AES Corp., Sr. Sub. Debs., 8.875%, 11/1/27                                 3,125         2,515,625
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07                                  7,295         7,130,863
Calpine Canada Energy Finance, Sr. Notes, 8.50%,
5/1/08                                                                     7,165         5,194,625
Calpine Corp., 8.75%, 7/15/13(6)                                           8,030         7,387,600
Calpine Corp., Sr. Notes, 7.625%, 4/15/06                                  4,760         3,784,200
Calpine Corp., Sr. Notes, 8.25%, 8/15/05                                  12,191        10,849,990
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(6)                                1,785         1,651,125
Calpine Corp., Sr. Notes, 8.50%, 2/15/11                                   2,550         1,810,500
Calpine Corp., Sr. Notes, 10.50%, 5/15/06                                  1,855         1,650,950
Reliant Resources, Inc., Sr. Notes, 9.50%,
7/15/13(6)                                                                   450           407,250
--------------------------------------------------------------------------------------------------
                                                                                   $    61,168,408
--------------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.3%

Allied Waste, Series B, 9.25%, 9/1/12                                      3,675   $     4,079,250
--------------------------------------------------------------------------------------------------
                                                                                   $     4,079,250
--------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 8.0%

American Tower (Escrow Unit), Disc. Notes, 0.00%,
8/1/08                                                                     4,825   $     3,232,750
American Tower Corp., 6.25%, 10/15/09(6)                                   2,495         2,388,963
American Tower Corp., Sr. Notes, 9.375%, 2/1/09                           13,810        14,155,250
Centennial Cellular Communications, Sr. Notes,
10.125%, 6/15/13(6)                                                        9,465         9,796,275
Crown Castle International Corp., Sr. Disc. Notes,
11.25%, (0% until 2004), 8/1/11                                            4,405         4,405,000
Crown Castle International Corp., Sr. Notes, 9.50%,
8/1/11                                                                     3,440         3,663,600
Crown Castle International Corp., Sr. Notes, 10.75%,
8/1/11                                                                       880           981,200
Insight Midwest/Insight Capital, Sr. Notes, 10.50%,
11/1/10                                                                    1,090         1,144,500
IWO Holdings, Inc., 14.00%, 1/15/11                                        5,600           924,000
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07                         3,260         2,624,300
Level 3 Financing, Inc., Sr. Notes, 10.75%,
10/15/11(6)                                                                6,680         6,680,000
Nextel Communications, Inc., 6.00%, 6/1/11                       $         5,325   $     5,797,594
Nextel Communications, Inc., Sr. Disc. Notes,
9.95%, 2/15/08                                                               517           546,081
Nextel Communications, Inc., Sr. Notes, 7.375%,
8/1/15                                                                     6,030         6,120,450
Nextel Partners, Inc., Sr. Notes, 8.125%,
7/1/11(6)                                                                  7,205         7,060,900
Nextel Partners, Inc., Sr. Notes, 11.00%,
3/15/10                                                                    5,695         6,250,263
Nextel Partners, Inc., Sr. Notes, 11.00%,
3/15/10                                                                    2,345         2,573,638
Nextel Partners, Inc., Sr. Notes, 12.50%,
11/15/09                                                                   6,220         7,121,900
NII Holdings Ltd., 13.00%, (0% until 2004),
11/1/09                                                                      782           753,056
Ono Finance PLC, 13.00%, 5/1/09                                            2,295         2,079,844
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11                                3,133         2,878,444
PTC International Finance II SA, 11.25%,
12/1/09                                                                      625           681,250
PTC International Finance II SA, 11.25%,
12/1/09                                                          EUR       1,125         1,450,550
Qwest Capital Funding, 7.25%, 2/15/11                                      5,825         5,213,375
TSI Telecommunication, Series B, 12.75%,
2/1/09                                                                     1,200         1,209,000
Ubiquitel Operating Co., 14.00%, (0% to 2005),
5/15/10                                                                    1,230           842,550
Western Wireless Corp., Sr. Notes, 9.25%,
 7/15/13(6)                                                                8,415         8,625,375
--------------------------------------------------------------------------------------------------
                                                                                   $   109,200,108
--------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 3.3%

Acceptance Escrow Corp., Sr. Notes, 10.00%,
8/1/11(6)                                                                  6,565   $     7,090,200
Colt Telecom Group PLC, Sr. Disc. Notes, 12.00%,
12/15/06                                                                     900           906,750
Qwest Capital Funding, 7.00%, 8/3/09                                       2,125         1,907,188
Qwest Capital Funding, 7.75%, 8/15/06                                     15,260        15,031,100
Qwest Services Corp., 13.50%, 12/15/10(6)                                 16,547        19,359,990
U.S. West Communications, Debs., 7.20%, 11/10/26                             670           606,350
--------------------------------------------------------------------------------------------------
                                                                                   $    44,901,578
--------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,186,493,492)                                                $ 1,236,171,014
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Common Stocks and Warrants-- 1.2%

SECURITY                                                               SHARES           VALUE
--------------------------------------------------------------------------------------------------
CHEMICALS -- 0.3%

Methanex Corp., Common                                                   400,000   $     3,744,000
Pioneer Companies, Inc., Common(4)(7)                                     64,758           294,649
--------------------------------------------------------------------------------------------------
                                                                                   $     4,038,649
--------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.0%

Peninsula Gaming LLC, Convertible Preferred
Membership Interests(4)(7)(8)                                              6,338   $        38,027
--------------------------------------------------------------------------------------------------
                                                                                   $        38,027
--------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 0.0%

Abraxas Petroleum Corp., Common(7)                                       244,702   $       220,232
--------------------------------------------------------------------------------------------------
                                                                                   $       220,232
--------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.0%

Merrill Corp., Warrants, Class A, Exp. 1/1/10(4)(7)                        3,182   $             0
--------------------------------------------------------------------------------------------------
                                                                                   $             0
--------------------------------------------------------------------------------------------------

RESTAURANTS -- 0.0%

New World Coffee, Warrants, Exp. 6/15/06(4)(7)(8)                            386   $             4
New World Coffee, Warrants, Exp. 6/20/06(4)(7)(8)                            459                 4
--------------------------------------------------------------------------------------------------
                                                                                   $             8
--------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.0%

Asat Finance, Warrants, Exp. 11/1/06(4)(7)                                 3,900   $        56,628
--------------------------------------------------------------------------------------------------
                                                                                   $        56,628
--------------------------------------------------------------------------------------------------

SERVICES -- 0.0%

HF Holdings, Inc., Warrants, Exp. 9/27/09(4)(7)                            3,400   $             0
--------------------------------------------------------------------------------------------------
                                                                                   $             0
--------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Quality Distribution, Inc., Warrants, Exp.1/15/07(4)(7)                      817   $             0
VS Holdings, Inc., Common(4)(7)(8)                                       206,125           154,594
--------------------------------------------------------------------------------------------------
                                                                                   $       154,594
--------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.8%

American Tower Corp., Warrants, Exp. 8/1/08(7)                             4,825   $       593,475
NII Holdings, Inc., Class B(7)                                            84,652         5,052,878
NTL, Inc., Common(7)                                                     113,000         5,324,560
--------------------------------------------------------------------------------------------------
                                                                                   $    10,970,913
--------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 0.1%

Flag Telecom Group Ltd., Common(7)                                        12,149   $       741,089
--------------------------------------------------------------------------------------------------
                                                                                   $       741,089
--------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS AND WARRANTS
   (IDENTIFIED COST $27,052,524)                                                   $    16,220,140
--------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.4%

SECURITY                                                               SHARES           VALUE
--------------------------------------------------------------------------------------------------
ENTERTAINMENT -- 0.2%

Six Flags, Inc.                                                          115,825   $     2,270,170
--------------------------------------------------------------------------------------------------
                                                                                   $     2,270,170
--------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.2%

Williams Cos., Inc.(6)                                                    51,125   $     3,093,062
--------------------------------------------------------------------------------------------------
                                                                                   $     3,093,062
--------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $4,776,376)                                                    $     5,363,232
--------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.5%

SECURITY                                                               SHARES           VALUE
--------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 1.1%

CSC Holdings, Inc., Series M, 11.125%                                    106,233   $    11,127,907
Pegasus Satellite, 12.75% (PIK)(7)                                         4,589         3,315,553
--------------------------------------------------------------------------------------------------
                                                                                   $    14,443,460
--------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.1%

Owens-Illinois, Inc.                                                      74,045   $     2,117,687
--------------------------------------------------------------------------------------------------
                                                                                   $     2,117,687
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                               SHARES           VALUE
--------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 0.3%

Dobson Communications Corp., 12.25% (PIK)                                  1,376   $     1,463,720
Rural Cellular Corp., 12.25% (PIK)                                         4,875   $     3,132,187
--------------------------------------------------------------------------------------------------
                                                                                   $     4,595,907
--------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $21,756,226)                                                   $    21,157,054
--------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
INVESTORS BANK AND TRUST TIME DEPOSIT, 1.18%,
10/1/03                                                          $        26,260   $    26,260,000
--------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $26,260,000)                                                $    26,260,000
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.2%
   (IDENTIFIED COST $1,292,433,703)                                                $ 1,329,873,926
--------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.8%                                             $    38,112,763
--------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                               $ 1,367,986,689
--------------------------------------------------------------------------------------------------

EUR - Euro Dollar

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately three years.

(2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3) Defaulted security.

(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5) Subject to unfunded loan commitments of $80,483 at September 30, 2003.

(6) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7) Non-income producing security.

(8) Restricted security.

                       See notes to financial statements.

BOSTON INCOME PORTFOLIO as of September 30, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2003

ASSETS

Investments, at value (identified cost, $1,292,433,703)                  $  1,329,873,926
Cash                                                                            5,310,880
Receivable for investments sold                                                24,916,214
Interest and dividends receivable                                              29,577,761
-----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  1,389,678,781
-----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $     21,556,217
Payable for open forward foreign currency contracts                                81,809
Accrued expenses                                                                   54,066
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     21,692,092
-----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  1,367,986,689

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                     1,330,601,837
Net unrealized appreciation (computed on the basis of identified cost)         37,384,852
-----------------------------------------------------------------------------------------
TOTAL                                                                    $  1,367,986,689
-----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2003

INVESTMENT INCOME

Interest                                                                 $    105,319,052
Dividends (net of foreign taxes, $5,100)                                        1,791,178
Other Income                                                                      995,780
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $    108,106,010
-----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $      6,617,148
Trustees' fees and expenses                                                        25,513
Custodian fee                                                                     305,104
Legal and accounting services                                                      40,578
Miscellaneous                                                                      45,835
-----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $      7,034,178
-----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $    101,071,832
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     20,253,469
   Foreign currency and forward foreign currency exchange
      contract transactions                                                      (565,645)
-----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     19,687,824
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $    132,238,246
   Foreign currency and forward foreign currency exchange contracts                (9,719)
-----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    132,228,527
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $    151,916,351
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    252,988,183
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED            YEAR ENDED
IN NET ASSETS                                        SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                             $      101,071,832    $       82,994,433
   Net realized gain (loss)                                  19,687,824           (95,072,319)
   Net change in unrealized
      appreciation (depreciation)                           132,228,527            24,466,739
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $      252,988,183    $       12,388,853
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $      736,904,337    $      358,040,586
   Withdrawals                                             (418,618,018)   $     (326,337,432)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                      $      318,286,319    $       31,703,154
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $      571,274,502    $       44,092,007
---------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $      796,712,187    $      752,620,180
---------------------------------------------------------------------------------------------
AT END OF YEAR                                       $    1,367,986,689    $      796,712,187
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                                    YEAR ENDED SEPTEMBER 30,
                                                        -----------------------------------------------
                                                            2003            2002(1)          2001(2)
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.66%            0.68%            0.69%(3)
   Net investment income                                         9.51%            9.91%           10.38%(3)
Portfolio Turnover                                                116%              91%              16%
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                 26.96%            2.09%              --
-------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                 $   1,367,987    $     796,712    $     752,620
-------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.

(2) For the period from the start of business, July 23, 2001, to September 30, 2001.

(3)  Annualized.

(4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

BOSTON INCOME PORTFOLIO as of September 30, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2003, the Eaton Vance Income Fund of Boston held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
   Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended September 30, 2003, the Portfolio's custodian fee was reduced by $1,379 as a result of this arrangement.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96 th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the year ended September 30, 2003, the advisory fee amounted to $6,617,148. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,593,053,864 and $1,184,186,038, respectively, for the year ended September 30, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2003, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                                     $  1,297,075,647
-------------------------------------------------------------------
Gross unrealized appreciation                      $     82,729,820
Gross unrealized depreciation                           (49,931,541)
-------------------------------------------------------------------
NET UNREALIZED APPRECIATION                        $     32,798,279
-------------------------------------------------------------------

   The unrealized appreciation on foreign currency is $26,438.

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2003 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

SALES
------------------------------------------------------------
SETTLEMENT                  IN EXCHANGE FOR   NET UNREALIZED
DATE(S)     DELIVER        (IN U.S. DOLLARS)   DEPRECIATION
------------------------------------------------------------
10/27/03    Euro Dollar
            3,355,414              3,848,660         (81,809)
------------------------------------------------------------
                                $  3,848,660       $ (81,809)
------------------------------------------------------------

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2003.

7  RESTRICTED SECURITIES

   At September 30, 2003, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (excercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                               DATE OF
DESCRIPTION                    ACQUISITION   SHARES/FACE     COST      FAIR VALUE
---------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
---------------------------------------------------------------------------------
New World Coffee, Warrants,
Exp. 6/15/06                   5/13/03            386     $         0  $        4

New World Coffee, Warrants,
Exp. 6/20/06                   1/06/03            459               0           4

Peninsula Gaming LLC,
  Convertible Preferred
  Membership Interests         7/08/99          6,338               0      38,027

VS Holdings, Inc., Common      3/28/02        206,125       2,554,000     154,594
---------------------------------------------------------------------------------
                                                          $ 2,554,000  $  192,629
---------------------------------------------------------------------------------

BOSTON INCOME PORTFOLIO as of September 30, 2003
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF BOSTON INCOME PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Boston Income Portfolio (the "Portfolio") at September 30, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 18, 2003

EATON VANCE INCOME FUND OF BOSTON

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Series Trust II (the Trust), and Boston Income Portfolio (the Portfolio), are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)      TERM OF                                NUMBER OF PORTFOLIOS
                         WITH THE       OFFICE AND                                IN FUND COMPLEX
     NAME AND          TRUST AND THE     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes           Trustee       Trustee of     Chairman, President              193                  Director of EVC
11/9/41                                 the Trust      and Chief Executive
                                       since 1998;     Officer of BMR, EVC,
                                          of the       EVM and EV; Director
                                        Portfolio      of EV; Vice President
                                        since 2001     and Director of EVD.
                                                       Trustee and/or officer
                                                       of 193 registered
                                                       investment companies
                                                       in the Eaton Vance
                                                       Fund Complex.
                                                       Mr.Hawkes is an
                                                       interested person
                                                       because of his
                                                       positions with BMR,
                                                       EVM, EVC and EV, which
                                                       are affiliates of the
                                                       Fund and the Portfolio.

                        POSITION(S)      TERM OF                                NUMBER OF PORTFOLIOS
                         WITH THE       OFFICE AND                                IN FUND COMPLEX
     NAME AND          TRUST AND THE     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III      Trustee       Trustee of     Jacob H. Schiff                  193             Director of Tiffany & Co.
2/23/35                                 the Trust      Professor of                                     (specialty retailer) and
                                       since 1989;     Investment Banking                                     Telect, Inc.
                                          of the       Emeritus, Harvard                               (telecommunication services
                                        Portfolio      University Graduate                                      company)
                                        since 2001     School of Business
                                                       Administration.

William H. Park           Trustee       Since 2003     President and Chief              190                       None
9/19/47                                                Executive Officer,
                                                       Prizm Capital
                                                       Management, LLC
                                                       (investment management
                                                       firm) (since 2002).
                                                       Executive Vice President
                                                       and Chief Financial
                                                       Officer, United Asset
                                                       Management Corporation
                                                       (a holding company
                                                       owning institutional
                                                       investment management
                                                       firms) (1982-2001).

Ronald A. Pearlman        Trustee       Since 2003     Professor of Law,                190                       None
7/10/40                                                Georgetown University
                                                       Law Center (since
                                                       1999). Tax Partner,
                                                       Covington & Burling,
                                                       Washington, DC
                                                       (1991-2000).

                        POSITION(S)      TERM OF                                NUMBER OF PORTFOLIOS
                         WITH THE       OFFICE AND                                IN FUND COMPLEX
     NAME AND          TRUST AND THE     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED
TRUSTEE(S)
(CONTINUED)

Norton H. Reamer          Trustee       Trustee of     President and Chief              193                      None
9/21/35                                 the Trust      Executive Officer of
                                       since 1989;     Asset Management Finance
                                          of the       Corp. a specialty
                                        Portfolio      finance company serving
                                        since 2001     the investment
                                                       management industry
                                                       (since October 2003).
                                                       President, Unicorn
                                                       Corporation (an
                                                       investment and financial
                                                       advisory services
                                                       company) (since
                                                       September 2000).
                                                       Formerly Chairman,
                                                       Hellman, Jordan
                                                       Management Co., Inc. (an
                                                       investment management
                                                       company) (2000-2003).
                                                       Formerly Advisory
                                                       Director of Berkshire
                                                       Capital Corporation
                                                       (investment banking
                                                       firm) (2002-2003).
                                                       Formerly Chairman of the
                                                       Board, United Asset
                                                       Management Corporation
                                                       (a holding company
                                                       owning institutional
                                                       investment management
                                                       firms) and Chairman,
                                                       President and Director,
                                                       UAM Funds (mutual funds)
                                                       (1980-2000).

Lynn A. Stout             Trustee       Trustee of     Professor of Law,                193                      None
9/14/57                                 the Trust      University of
                                       since 1998;     California at Los
                                                       Angeles School of
                                                       Law (since July 2001).
                                                       Formerly, Professor of
                                                       Law, Georgetown
                                                       University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)                          TERM OF
                             WITH THE                           OFFICE AND
     NAME AND               TRUST AND                           LENGTH OF                      PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH             PORTFOLIO                            SERVICE                       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Michael W. Weilheimer        President                         Since 2002(2)            Vice President of EVM and BMR. Officer
2/11/61                                                                                 of 9 registered investment companies
                                                                                        managed by EVM or BMR.

Thomas P. Huggins          Vice President              Vice President of the Trust      Vice President of EVM and BMR. Officer
3/7/66                                                 since 2000; of the Portfolio     of 7 registered investment companies
                                                                since 2001              managed by EVM or BMR.

Alan R. Dynner               Secretary                 Secretary of the Trust since     Vice President, Secretary and Chief
10/10/40                                                  1997; of the Portfolio        Legal Officer of BMR, EVM, EVD, EV and
                                                                since 2001              EVC. Officer of 193 registered
                                                                                        investment companies managed by EVM or
                                                                                        BMR

Barbara E. Campbell        Treasurer of                        Since 2002(2)            Vice President of EVM and BMR. Officer
6/19/57                    the Portfolio                                                of 193 registered investment companies
                                                                                        managed by EVM or BMR

Bryan J. Doddy            Treasurer of the                      Since 2003              Vice President of EVM and BMR.
3/7/59                        Trust                                                     Previously, Vice President and Tax
                                                                                        Director at PFPC Inc. (2000-2003) and
                                                                                        Director of Taxation for John Hancock
                                                                                        Advisers, Inc. (1997-2000). Officer of
                                                                                        2 registered investment companies
                                                                                        managed by EVM and BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Weilheimer served as Vice President of the Trust since 1996 and of the Portfolio since 2001 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio


By:    /s/ Michael W. Weilheimer
       ------------------------------------------
       Michael W. Weilheimer
       President


Date:  November 20, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Barbara E. Campbell
       ------------------------------------------
       Barbara E. Campbell
       Treasurer


Date:  November 20, 2003
       -----------------


By:     /s/ Michael W. Weilheimer
       ------------------------------------------
       Michael W. Weilheimer
       President


Date:  November 20, 2003
       -----------------